Note 10 - Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

10.	Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing funds and other welfare benefits are provided to employees. Chinese labor regulations require that the Company’s PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were $303, $236 and $150 for the years ended December 31, 2021, 2022 and 2023, respectively.